m+ funds Trust

c/o Axio Financial LLC

60 East 42nd Street, 26th Floor
New York, New York 10036

May 23, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preservation 100 Fund, m+ funds Trust, Series 7-12 Amendment No. 1 to Form S-6 File No. 333-271330; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on May 23, 2023.

M+ FUNDS TRUST			AXIO FINANCIAL LLC

By: Axio Financial LLC			As Depositor

By:	/s/ Stephen Clancy		By:	/s/ Stephen Clancy
	Name:	Stephen Clancy		Name:	Stephen Clancy
	Title:	Senior Vice President		Title:	Senior Vice President